Transactions with Related Parties - Statement of Operations (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
General and administrative expenses:
Drilling units operating expenses	$ 146,194	$ 256,998
General and administrative expenses	31,091	45,805
Related Party
General and administrative expenses:
Revenues - commission fees	6,344	8,296
Drilling units operating expenses	405	3,659
General and administrative expenses	$ 7,906	$ 14,932